Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Expenses By Nature [Abstract]
Wages and salaries	€ (4,618,862)	€ (3,279,593)	€ (8,823,246)	€ (5,845,176)
Pension charges	(271,140)	(177,185)	(560,023)	(355,729)
Other social security charges	(371,658)	(286,570)	(814,788)	(569,559)
Share-based payments	(2,716,927)	(3,142,839)	(5,299,814)	(5,089,777)
Total	€ (7,978,587)	€ (6,886,187)	€ (15,497,871)	€ (11,860,241)